Future accounting developments	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Future accounting developments
5.	Future accounting developments
There are no significant updates to the future accounting developments disclosed in Note 5 of the Bank’s audited consolidated financial statements in the 2019 Annual Report.